Financial instruments	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Financial instruments
18.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2022.
(i) Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Internal Ratings-Based approach (IRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the IRB approach, the Bank uses internal risk parameter estimates, based on historical experience.

Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default (1)(2)	As at
	April 30, 2023			January 31 2023	October 31 2022
	Revised Basel III			Basel III	Basel III
($ millions)	IRB	Standardized	Total	Total	Total

By exposure sub-type
Non-retail
Drawn (3)(4)	$472,619	$73,605	$546,224	$553,504	$534,978
Undrawn commitments	99,457	7,220	106,677	132,184	132,195
Other exposures (5)	108,718	6,135	114,853	131,983	130,471
Total non-retail	$680,794	$86,960	$767,754	$817,671	$797,644
Retail (6)
Drawn	$291,925	$114,270	$406,195	$400,268	$392,143
Undrawn commitments and other exposures	96,283	8,893	105,176	59,193	57,913
Total retail	$388,208	$123,163	$511,371	$459,461	$450,056
Total	$1,069,002	$210,123	$1,279,125	$1,277,132	$1,247,700
(1)	Regulatory amounts reported as at Q2 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in prior quarters.
(2)	After credit risk mitigation and excludes equity securities and other assets.
(3)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans .
(4)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(5)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(6)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.
Credit quality of non-retail exposures
The Bank’s non-retail portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2022.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of April 30, 2023, 27% (January 31, 2023 – 27%; October 31, 2022 – 28%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value ratio of the uninsured portion of the Canadian residential mortgage portfolio is 53% (January 31, 2023 – 52%; October 31, 2022 – 49%).
Retail standardized portfolio
The retail standardized portfolio of $123 billion as at April 30, 2023 (January 31, 2023 – $117 billion; October 31, 2022 – $111 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean
.

Of the total retail standardized exposures, $65 billion (January 31, 2023 – $67 billion; October 31, 2022 – $63 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.
The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.
(iii) Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, for ei
gn exchange rates and commodity prices), the correlations among them, and their levels of volatility.
Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).
Non-trading foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at April 30, 2023, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax annual earnings by approximately $71 million (January 31, 2023 – $59 million; April 30, 2022 – $39 million) in the absence of hedging activity, due primarily from exposure to U.S. dollars.
A similar change in the Canadian dollar as at April 30, 2023, would increase (decrease) the unrealized foreign currency translation losses in the accumulated other comprehensive income section of shareholders’ equity by approximately $325 million (January 31, 2023 – $316 million; April 30, 2022 – $331 million), net of hedging.
Non-trading equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note 6.
Trading portfolio risk management
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at
	April 30, 2023 (1)			April 30	January 31	April 30
($ millions)	Average	High	Low	2023	2023	2022
Credit spread plus interest rate	$15.7	$24.1	$9.9	$19.1	$10.8	$10.2
Credit spread	9.5	16.3	5.0	7.4	6.1	5.5
Interest rate	14.0	21.9	9.3	17.4	11.4	9.6
Equities	4.6	7.8	3.6	4.3	4.7	5.1
Foreign exchange	3.7	8.1	1.4	4.2	4.9	1.8
Commodities	6.3	8.1	4.2	4.6	6.5	5.6
Debt specific	3.7	4.8	3.0	3.2	3.0	2.0
Diversification effect	(16.6)	–	–	(13.5)	(17.2)	(12.0)
Total VaR	$17.4	$25.2	$12.3	$21.9	$12.7	$12.7
Total Stressed VaR	$54.9	$87.3	$38.9	$47.5	$40.7	$25.7
(1)	Effective Q1 2023, the 2019/2020 COVID period was used to generate the Stressed VaR. In the prior periods, the Stressed VaR was calculated using the 2008/2009 credit crisis period.
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the B an
k’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted at a benchmark rate.
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended				As at
($ millions)	April 30 2023	January 31 2023	April 30 2022	April 30 2023	January 31 2023	April 30 2022	April 30 2023	January 31 2023	April 30 2022
Liabilities
Senior note liabilities (2)	$26,935	$26,583	$21,927	$2,104	$(3,524)	$3,913	$6,473	$4,369	$4,108
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Change in fair value for the three month period attributable to change in own credit risk recorded in other comprehensive income	Cumulative change in fair value due to change in own credit risk (1)
As at April 30, 2023	$33,408	$26,935	$6,473	$1,661	$1,800
As at January 31, 2023	$30,952	$26,583	$4,369	$ (1,090)	$139
As at April 30, 2022	$26,035	$21,927	$4,108	$ 787	$289
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 7 of the Bank’s audited consolidated financial statements in the 2022 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2023		January 31, 2023		October 31, 2022
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$63,893	$63,893	$81,386	$81,386	$65,895	$65,895
Trading assets	114,695	114,695	116,346	116,346	113,154	113,154
Securities purchased under resale agreements and securities borrowed	184,684	184,684	178,690	178,690	175,313	175,313
Derivative financial instruments	44,725	44,725	44,820	44,820	55,699	55,699
Investment securities – FVOCI and FVTPL	88,318	88,318	86,809	86,809	86,398	86,398
Investment securities – amortized cost	27,270	28,277	23,206	24,195	22,443	23,610
Loans	749,544	764,068	739,659	755,157	729,149	744,987
Customers’ liability under acceptances	21,901	21,901	21,872	21,872	19,494	19,494
Other financial assets	24,918	24,918	25,049	25,049	27,394	27,394
Liabilities:
Deposits	936,437	945,538	940,543	949,887	904,033	916,181
Financial instruments designated at fair value through profit or loss	26,935	26,935	26,583	26,583	22,421	22,421
Acceptances	21,951	21,951	21,912	21,912	19,525	19,525
Obligations related to securities sold short	41,310	41,310	43,439	43,439	40,449	40,449
Derivative financial instruments	50,562	50,562	52,746	52,746	65,900	65,900
Obligations related to securities sold under repurchase agreements and securities lent	132,631	132,631	132,206	132,206	139,025	139,025
Subordinated debentures	8,574	8,784	8,524	8,713	8,038	8,469
Other financial liabilities	50,182	51,486	47,862	48,697	45,723	46,682
(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for over-the-counter transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of o bse
rvable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets, illiquid markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are classified as
Level 3.

Scotiabank Second Quarter Report 2023
    85
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	April 30, 2023				January 31, 2023
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,191	$–	$1,191	$–	$725	$–	$725
Trading assets
Loans	–	6,905	5	6,910	–	7,641	1	7,642
Canadian federal government and government guaranteed debt	15,145	2,944	–	18,089	11,541	4,407	–	15,948
Canadian provincial and municipal debt	4,673	4,470	–	9,143	4,497	4,798	–	9,295
U.S. treasury and other U.S. agencies’ debt	11,911	536	–	12,447	11,488	–	–	11,488
Other foreign governments’ debt	15	9,295	–	9,310	187	8,676	–	8,863
Corporate and other debt	2,513	8,117	–	10,630	2,643	7,992	6	10,641
Equity securities	45,852	88	1	45,941	50,362	110	28	50,500
Other	–	2,225	–	2,225	–	1,969	–	1,969
	$80,109	$34,580	$6	$114,695	$80,718	$35,593	$35	$116,346
Investment securities (2)
Canadian federal government and government guaranteed debt	$4,569	$4,720	$–	$9,289	$5,008	$4,854	$–	$9,862
Canadian provincial and municipal debt	3,729	3,922	–	7,651	2,480	3,945	–	6,425
U.S. treasury and other U.S. agencies’ debt	31,318	2,139	–	33,457	32,223	2,612	–	34,835
Other foreign governments’ debt	3,352	28,117	–	31,469	3,153	26,155	–	29,308
Corporate and other debt	–	2,061	55	2,116	–	2,011	53	2,064
Equity securities	2,383	219	1,734	4,336	2,442	217	1,656	4,315
	$45,351	$41,178	$1,789	$88,318	$45,306	$39,794	$1,709	$86,809
Derivative financial instruments
Interest rate contracts	$–	$13,478	$–	$13,478	$–	$13,698	$12	$13,710
Foreign exchange and gold contracts	–	25,792	–	25,792	–	25,406	–	25,406
Equity contracts	38	2,451	32	2,521	62	2,309	25	2,396
Credit contracts	–	481	3	484	–	517	4	521
Commodity contracts	–	2,435	15	2,450	–	2,774	13	2,787
	$38	$44,637	$50	$44,725	$62	$44,704	$54	$44,820
Liabilities:
Deposits	$–	$116	$–	$116	$–	$104	$–	$104
Financial liabilities designated at fair value through profit or loss	–	26,935	–	26,935	–	26,583	–	26,583
Obligations related to securities sold short	35,613	5,696	1	41,310	38,104	5,329	6	43,439

Derivative financial instruments
Interest rate contracts	–	19,520	–	19,520	–	19,865	12	19,877
Foreign exchange and gold contracts	–	25,813	–	25,813	–	28,000	–	28,000
Equity contracts	185	2,578	22	2,785	152	2,834	22	3,008
Credit contracts	–	24	1	25	–	20	2	22
Commodity contracts	–	2,415	4	2,419	–	1,833	6	1,839
	$185	$50,350	$27	$50,562	$152	$52,552	$42	$52,746

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $28,277 (January 31, 2023 – $24,195).

	As at October 31, 2022
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$543	$–	$543
Trading assets
Loans	–	7,811	–	7,811
Canadian federal government and government guaranteed debt	10,139	4,595	–	14,734
Canadian provincial and municipal debt	4,299	5,978	–	10,277
U.S. treasury and other U.S. agencies’ debt	11,957	–	–	11,957
Other foreign governments’ debt	15	8,287	–	8,302
Corporate and other debt	2,367	8,976	1	11,344
Equity securities	46,698	224	11	46,933
Other	–	1,796	–	1,796
	$75,475	$37,667	$12	$113,154
Investment securities (2)
Canadian federal government and government guaranteed debt	$4,947	$6,055	$–	$11,002
Canadian provincial and municipal debt	2,029	3,400	–	5,429
U.S. treasury and other U.S. agencies’ debt	32,412	2,824	–	35,236
Other foreign governments’ debt	3,217	24,487	–	27,704
Corporate and other debt	40	1,874	48	1,962
Equity securities	3,210	215	1,640	5,065
	$45,855	$38,855	$1,688	$86,398
Derivative financial instruments
Interest rate contracts	$–	$15,193	$17	$15,210
Foreign exchange and gold contracts	–	32,223	–	32,223
Equity contracts	332	2,209	20	2,561
Credit contracts	–	780	–	780
Commodity contracts	–	4,912	13	4,925
	$332	$55,317	$50	$55,699
Liabilities:
Deposits	$–	$15	$–	$15
Financial liabilities designated at fair value through profit or loss	–	22,421	–	22,421
Obligations related to securities sold short	35,059	5,387	3	40,449

Derivative financial instruments
Interest rate contracts	–	22,842	12	22,854
Foreign exchange and gold contracts	–	35,634	–	35,634
Equity contracts	636	3,063	21	3,720
Credit contracts	–	25	–	25
Commodity contracts	–	3,660	7	3,667
	$636	$65,224	$40	$65,900
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt inv est ment securities measured at amortized cost of $23,610.

Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at April 30, 2023, in the fair value hierarchy comprise certain trading loans, structured corporate bonds, equity securities, complex derivatives and obligations related to securities sold short.
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2023.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at April 30, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Loans	$1	$–	$–	$5	$–	$(1)	$5	$–
Corporate and other debt	6	–	–	–	–	(6)	–	–
Equity securities	28	–	–	1	(28)	–	1	–
	35	–	–	6	(28)	(7)	6	–
Investment securities
Corporate and other debt	53	1	1	–	–	–	55	1
Equity securities	1,656	44	1	54	(19)	(2)	1,734	44
	1,709	45	2	54	(19)	(2)	1,789	45
Derivative financial instruments – assets
Interest rate contracts	12	–	–	–	(3)	(9)	–	–
Equity contracts	25	(3)	–	2	(1)	9	32	(3	) (2)
Credit contracts	4	(1)	–	–	–	–	3	(1)
Commodity contracts	13	2	–	–	–	–	15	2

Derivative financial instruments – liabilities
Interest rate contracts	(12)	–	–	–	3	9	–	–
Equity contracts	(22)	(3)	–	(4)	3	4	(22)	(3	) (2)
Credit contracts	(2)	1	–	–	–	–	(1)	1
Commodity contracts	(6)	2	–	–	–	–	(4)	2
	12	(2)	–	(2)	2	13	23	(2)

Obligations related to securities sold short	(6)	–	–	–	–	5	(1)	–
Total	$1,750	$43	$2	$58	$(45)	$9	$1,817	$43
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following tab
les
summarize the changes in Level
3
instruments carried at fair value for the
three
months ended January
31
,
2023
and October
31
,
2022
.

	As at January 31, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$12	$–	$–	$–	$(5)	$28	$35
Investment securities	1,688	10	10	47	(49)	3	1,709
Derivative financial instruments	10	2	–	(4)	(3)	7	12
Obligations related to securities sold short	(3)	–	–	–	2	(5)	(6)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$43	$(1)	$–	$–	$(1)	$(29)	$12
Investment securities	1,735	74	–	56	(62)	(115)	1,688
Derivative financial instruments	25	(18)	–	3	–	–	10
Financial liabilities designated at fair value through profit or loss	(12)	–	–	–	12	–	–
Obligations related to securities sold short	(3)	–	–	(2)	3	(1)	(3)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
The following significant transfers made between Level 1 and 2, were based on whether the fair value was determined using quoted market prices from an active market.
During the three months ended April 30, 2023:

•	Trading assets of $1,143 million, investment securities of $612 million and obligations related to securities sold short of $67 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,546 million, investment securities of $505 million and obligations related to securities sold short of $312 million were transferred out of Level 1 into Level 2.
During the three months ended January 31, 2023:

•	Trading assets of $909 million, investment securities of $459 million and obligations related to securities sold short of $247 million were transferred out of Level 2 into Level 1.

•	Trading assets of $496 million, investment securities of $512 million and obligations related to securities sold short of $136 million were transferred out of Level 1 into Level 2.
During the three months ended October 31, 2022:

•	Trading assets of $9,837 million, investment securities of $6,265 million and obligations related to securities sold short of $3,966 million were transferred out of Level 2 into Level 1.

•	Trading assets of $798 million, investment securities of $235 million and obligations related to securities sold short of $89 million were transferred out of Level 1 into Level 2.
There were no significant transfers into and out of Level 3 during the three months ended April 30, 2023 and January 31, 2023.
During the three months ended October 31, 2022, Investments in other foreign governments’ debt of $120 million were transferred out of Level 3 into Level 2. Transfers were a result of the change in the observability of the price used for valuing the securities.
Level 3 sensitivity
The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 7 of the Bank’s audited consolidated financial statements for the year ended October 31, 2022 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.